Acquisition of subsidiaries - Narrative (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Dec. 31, 2022	Nov. 30, 2022	Aug. 31, 2022	Aug. 25, 2022	Aug. 04, 2022	Jul. 29, 2022	Jun. 30, 2022	Apr. 06, 2022	Jan. 07, 2022	Oct. 28, 2021	Sep. 02, 2021	Aug. 31, 2021	Jun. 30, 2021	Apr. 01, 2021	Mar. 31, 2021	Dec. 30, 2020	Nov. 17, 2020	Sep. 01, 2020	Aug. 28, 2020
Disclosure of detailed information about business combination [line items]
Deferred tax liability (asset)	R$ (316,731)									R$ (193,495)						R$ (114,748)
Consideration transferred	302,468									326,598						566,771
Cash paid	127,547									206,672						374,433
Shares issued	R$ 12,296									R$ 30,307						R$ 30,854
Produtec Comércio e Representações S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																					8.40%
Agrobiológica Sustentabilidade S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																						34.90%
Provecampo S.A.S.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									94.90%
Consideration transferred									R$ 26,541
Cash paid									17,682
Shares issued									R$ 0
Floema Soluções Nutricionais de Cultivos Ltda.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								62.61%
Consideration transferred								R$ 59,313
Cash paid								25,294
Shares issued								R$ 12,296
Casa Trevo Participações S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						79.14%
Consideration transferred						R$ 44,870
Cash paid						23,619
Shares issued						R$ 0
Sollo Sul Insumos Agrícolas Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					93.11%
Consideration transferred					R$ 147,349
Cash paid					52,832
Shares issued					R$ 0
Cromo Indústria Química LTDA.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		70.00%
Consideration transferred		R$ 24,395
Cash paid		8,120
Shares issued		R$ 0
Produtiva Agronegócios Comércio e Representações S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired														87.40%
Contingent consideration recognised as of acquisition date														R$ 4,733
Consideration transferred														86,869
Cash paid														36,385
Shares issued														R$ 22,500
Grupo Cenagro S.A.S.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired															94.90%
Consideration transferred															R$ 22,855
Cash paid															16,724
Shares issued															R$ 0
Cenagral S.A.S
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired															94.90%
Consideration transferred															R$ 21,295
Cash paid															15,376
Shares issued															R$ 0
Union Agro S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													73.00%
Consideration transferred													R$ 123,951
Cash paid													103,800
Shares issued													R$ 0
Facirolli Comércio e Representação S.A. (Agrozap)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired												62.61%
Contingent consideration recognised as of acquisition date												R$ 4,029
Nova Geração Comércio de Produtos Agrícolas Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired											66.75%
Consideration transferred											R$ 30,668
Cash paid											15,574
Shares issued											7,807
Deferred consideration payable			R$ 11,931
Nova Geração Comércio de Produtos Agrícolas Ltda | Previously stated
Disclosure of detailed information about business combination [line items]
Cash paid											R$ 10,930
Integra Soluções Agrícolas Ltda.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																					72.42%
Consideration transferred																					R$ 55,783
Cash paid																					27,723
Shares issued																					R$ 12,848
Percentage of consideration paid in cash																					70.30%
Percentage of consideration settled in shares																					29.70%
Consideration transferred, acquisition date fair value of shares issued																					R$ 12,848
Integra Soluções Agrícolas Ltda. | Produtec Comércio e Representações S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																					100.00%
Qualiciclo Agrícola S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																				66.75%
Contingent consideration recognised as of acquisition date																				R$ 13,844
Consideration transferred																				73,605
Cash paid																				34,021
Shares issued																				R$ 0
América Insumos Agrícolas Ltda.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																			100.00%
Consideration transferred																			R$ 61,642
Cash paid																			42,505
Shares issued																			R$ 0
Cultivar Agrícola e Comércio, Importação e Exportação Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	93.11%			26.24%													63.47%
Contingent consideration recognised as of acquisition date																	R$ 5,752
Consideration transferred																	74,738
Cash paid																	54,184
Shares issued																	R$ 0
Desempar Participações Ltda.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																		93.11%
Consideration transferred																		R$ 248,000
Cash paid																		188,000
Shares issued																		R$ 0
Agrobiológica Soluções Naturais Ltda.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																						65.13%
Consideration transferred																						R$ 53,003
Cash paid																						28,000
Shares issued																						R$ 18,006
Percentage of consideration paid in cash																						55.20%
Percentage of consideration settled in shares																						44.80%
Consideration transferred, acquisition date fair value of shares issued																						R$ 18,006
Agrobiológica Soluções Naturais Ltda. | Agrobiológica Sustentabilidade S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																						100.00%
NS Agro S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							82.00%
Deferred consideration payable							R$ 664,210
Provecampo S.A.S., Cenagro, and Cenegral
Disclosure of detailed information about business combination [line items]
Deferred tax liability (asset)	R$ 5,298